Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Current Assets
Cash and cash equivalents	$ 3,250,468	$ 5,119,887
Trade and other receivables	327,689	968,926
Inventories	797,690	544,341
Other current assets	33,194	49,290
Total Current Assets	4,409,041	6,682,444
Non-Current Assets
Plant and equipment	70,773	17,140
Inventories	1,722,349	1,862,063
Total Non-Current Assets	1,793,122	1,879,203
TOTAL ASSETS	6,202,163	8,561,647
Current Liabilities
Trade and other payables	384,397	1,091,919
Employee benefit obligations	89,838	103,612
Other current liabilities	42,176
Total Current Liabilities	516,411	1,195,531
Non-Current Liabilities
Employee benefit obligations	22,910	14,980
Other non-current liabilities	18,929
Total Non-Current Liabilities	41,839	14,980
TOTAL LIABILITIES	558,250	1,210,511
NET ASSETS	5,643,913	7,351,136
EQUITY
Issued capital	62,426,991	60,289,875
Reserves	1,133,345	4,300,319	[1]
Accumulated losses	(57,916,423)	(57,239,058)
TOTAL EQUITY	$ 5,643,913	$ 7,351,136

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.